PREFERRED SHARES - Summary of roll-forward of carrying amounts of contingent earn-out liability (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Class of Stock [Line Items]
Fair value change included in earnings	¥ (42,404)	$ (5,933)	¥ (6,164)	¥ 5,165
Ending balance	97,417	$ 13,629	83,872	44,856
Series C convertible redeemable preferred shares
Class of Stock [Line Items]
Increase in accordance with shares issuance				¥ 39,691
Series C-1 convertible redeemable preferred shares
Class of Stock [Line Items]
Increase in accordance with shares issuance			¥ 45,180
Series C-2 convertible redeemable preferred shares
Class of Stock [Line Items]
Increase in accordance with shares issuance	¥ 55,949